Accounts receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	Accounts receivable

	Note	December 31, 2021	December 31, 2020
			Note 22
Trade	11	$51,774	$23,637
Holdbacks		380	64
Accrued trade receivables		12,266	8,415
Contract receivables		$64,420	$32,116
Other		4,367	4,115
		$68,787	$36,231
Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved. Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 16(d).